Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Taxes Payable
Taxes payable consisted of the following:

	As of December 31,
	2019	2020
	(US$)
VAT payable	$868,270	$1,182,311
Corporate income taxes payable	1,165,660	626,454
Other taxes payable	459,207	362,515
	$2,493,137	$2,171,280